Supplementary Balance Sheet Information - Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 2,425	$ 2,419	$ 2,331
Work-in-process	2,285	2,307	2,094
Finished goods	1,154	1,056	1,529
Total inventories	5,864	5,782	5,954
Less reserve for excess and obsolete inventories	(381)	(380)	(453)
Total inventories, net	$ 5,483	$ 5,402	$ 5,501